Annual Total Returns[BarChart] - Invesco New Jersey Municipal Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.28%	11.30%	(10.10%)	16.24%	0.13%	3.33%	(6.46%)	14.12%	10.64%	4.07%